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                                                             OMB APPROVAL
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                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
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                 WASHINGTON, D.C. 20549             hours per response.... 24.60
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                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

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       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31, 2000.

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               (Please read instructions before preparing form.)
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If amended report check here: / /

GENESIS CAPITAL MANAGEMENT, L.P.
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Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 500           SAN FRANCISCO       CA         94133
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Business Address       (Street)              (City)          (State)       (Zip)


GAIL P. SENECA                415-486-6725        PRESIDENT
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 2 day of January, 2001.


                                            GENESIS CAPITAL MANAGEMENT L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Gail P. Seneca
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Seneca Capital Management LLC
FORM 13F
4Q 13F Gen Cap
December 31, 2000

                                                                                                  Voting
                                                                                                  Authority
                                 Title                                                            ---------
                                   of                  Value     Shares/   Sh/   Put/   Invstmt   Other
Name of Issuer                   Class      CUSIP     (x$1000)   Prn Amt   Prn   Call   Dscretn   Managers      Sole   Shared   None
--------------                   -----      -----     --------   -------   ---   ----   -------   --------      ----   ------   ----
Ace Limited                       COM     G0070K103     5621     132450    SH           Defined                        132450
Adolph Coors Cl B                 COM     217016104     6235      77630    SH           Defined                         77630
Agile Software Corp-Del           COM     00846X105     3178      64370    SH           Defined                         64370
Allergan Inc                      COM     018490102     9877     102020    SH           Defined                        102020
America Online Inc-DEL            COM     02364J104      691      19860    SH           Defined                         19860
American Express Co               COM     025816109     1844      33570    SH           Defined                         33570
American International Group I    COM     026874107     1881      19080    SH           Defined                         19080
Anheuser Busch Cos Inc.           COM     035229103      605      13290    SH           Defined                         13290
Bed Bath & Beyond Inc             COM     075896100     7835     350170    SH           Defined                        350170
Boeing Co                         COM     097023105      934      14150    SH           Defined                         14150
CVS Corp                          COM     126650100     1881      31390    SH           Defined                         31390
Capital One Financial Corp        COM     14040H105    10165     154450    SH           Defined                        154450
Chartered Semiconductor Mfg LT    COM     16133R106     2990     113360    SH           Defined                        113360
Cisco Systems Inc                 COM     17275R102     1350      35290    SH           Defined                         35290
Citigroup Inc                     COM     172967101     1342      26284    SH           Defined                         26284
Clear Channels Communications     COM     184502102      694      14324    SH           Defined                         14324
Coca Cola Co                      COM     191216100     1590      26100    SH           Defined                         26100
Comcast Corp Special Cl A         COM     200300200      500      11980    SH           Defined                         11980
Convergys Corp                    COM     212485106     9694     213940    SH           Defined                        213940
Corning Inc                       COM     219350105      882      16710    SH           Defined                         16710
Crown Castle Int'l Corp           COM     228227104     7734     285790    SH           Defined                        285790
Diamond Offshore Drilling Inc     COM     25271C102     1836      45890    SH           Defined                         45890
Dynegy Inc-CL A                   COM     26816Q101     9343     166650    SH           Defined                        166650
E M C Corp Mass                   COM     268648102     1202      18080    SH           Defined                         18080

Echostar Communications Corp N    COM     278762109     5645     248130    SH           Defined                        248130
El Paso Energy Corp               COM     283905107     1925      26880    SH           Defined                         26880
Emerson Electric Co               COM     291011104      338       4290    SH           Defined                          4290
Enron Corp                        COM     293561106      318       3830    SH           Defined                          3830
Extreme Networks Inc              COM     30226D106     4324     110520    SH           Defined                        110520
Fairchild Semicon Intl CL A       COM     303726103     2976     206160    SH           Defined                        206160
Federal Nat'l Mtge                COM     313586109     1614      18610    SH           Defined                         18610
Forest Labs Inc                   COM     345838106     9330      70220    SH           Defined                         70220
General Electric Co               COM     369604103     2026      42270    SH           Defined                         42270
General Motors Corp Class H       COM     370442832     1215      52840    SH           Defined                         52840
HCA - The Healthcare Company      COM     404119109     1657      37670    SH           Defined                         37670
Halliburton Company               COM     406216101     1556      42915    SH           Defined                         42915
Hershey Foods Corp                COM     427866108     9441     146650    SH           Defined                        146650
Home Depot Inc                    COM     437076102      978      21400    SH           Defined                         21400
IDEC Pharmaceuticals Corp         COM     449370105     3310      17460    SH           Defined                         17460
Immunex Corp New                  COM     452528102     1509      37140    SH           Defined                         37140
Intel Corp                        COM     458140100     1183      39350    SH           Defined                         39350
International Rectifier Corp      COM     460254105     4349     144970    SH           Defined                        144970
JDS Uniphase Corp                 COM     46612J101      540      12960    SH           Defined                         12960
JNI Corp                          COM     46622G105     2303     101530    SH           Defined                        101530
Laboratory Corp Of Amer Hldgs     COM     50540R409     7355      41790    SH           Defined                         41790
MGIC Investment Corp              COM     552848103     8934     132480    SH           Defined                        132480
McData Corporation                COM     580031102     2822      51540    SH           Defined                         51540
Mellon Financial Corp             COM     58551A108     1910      38825    SH           Defined                         38825
Merck & Co                        COM     589331107     1596      17050    SH           Defined                         17050
Mercury Interactive Corp          COM     589405109     9962     110380    SH           Defined                        110380
Microsoft Corp                    COM     594918104     1305      30090    SH           Defined                         30090
NDS Group Plc-Spons ADR           COM     628891103     3682      67410    SH           Defined                         67410
Nabors Industries                 COM     629568106     8672     146670    SH           Defined                        146670
Nextel Communications Inc Cl A    COM     65332V103      852      34420    SH           Defined                         34420
Nextel Partners Inc-Cl A          COM     65333F107     3531     210040    SH           Defined                        210040
Nokia Corp - Spon ADR             COM     654902204      589      13550    SH           Defined                         13550
Oracle Corp                       COM     68389X105      841      28940    SH           Defined                         28940
Outback Steakhouse, Inc.          COM     689899102     1160      44840    SH           Defined                         44840
PMC-Sierra Inc                    COM     69344F106      308       3920    SH           Defined                          3920

Palm Inc                          COM     696642107      841      29690    SH           Defined                         29690
Perkinelmer Inc                   COM     714046109     7817      74450    SH           Defined                         74450
Pfizer Inc                        COM     717081103     1867      40590    SH           Defined                         40590
Powerwave Technologies Inc        COM     739363109     8908     152280    SH           Defined                        152280
Procter & Gamble Co               COM     742718109     1608      20500    SH           Defined                         20500
SPX Corp                          COM     784635104     8567      79190    SH           Defined                         79190
Santa Fe International Corp       COM     G7805C108     6030     188067    SH           Defined                        188067
Scientific-Atlanta Inc            COM     808655104     4347     133500    SH           Defined                        133500
Shaw Group Inc                    COM     820280105     4901      98020    SH           Defined                         98020
Southern Energy Inc               COM     842816100     2804      99020    SH           Defined                         99020
Southwest Airlines                COM     844741108     5292     157960    SH           Defined                        157960
Spectrasite Holdings Inc          COM     84760T100     3376     254780    SH           Defined                        254780
Sun Microsystems Inc              COM     866810104      727      26090    SH           Defined                         26090
Tenet Healthcare Corporation      COM     88033G100    10500     236280    SH           Defined                        236280
Transwitch Corp                   COM     894065101     5444     139140    SH           Defined                        139140
Tycom LTD                         COM     G9144B106      911      40710    SH           Defined                         40710
Valero Energy Corp                COM     91913Y100     3443      92580    SH           Defined                         92580
Walmart Stores Inc                COM     931142103     1637      30810    SH           Defined                         30810
Waters Corp                       COM     941848103      319       3820    SH           Defined                          3820
Weatherford International         COM     947074100    10013     211910    SH           Defined                        211910

REPORT SUMMARY                    79  DATA RECORDS    289314                0         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.